Note 8 - Debt -10-Q (Details Textual)					1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended		14 Months Ended
	Dec. 26, 2025 USD ($) $ / shares shares	Sep. 02, 2025 USD ($) shares	Jul. 11, 2025	Jul. 03, 2025	Sep. 30, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Nov. 12, 2024 USD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 01, 2024
Proceeds from Issuance of Debt									$ 9,700,000
Amortization of Debt Issuance Costs									2,294,000	$ (0)
Gain (Loss) on Extinguishment of Debt						$ (6,098,000)	$ 0
Stockholders' Equity Note, Stock Split, Conversion Ratio			2.1524	2.2
Conversion of the Nexus Note to Common Stock [Member]
Debt Conversion, Original Debt, Amount		$ 3,500,000
Debt Conversion, Original Debt Interest, Amount		$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		4,054,517			4,050,000.00
The 2025 Senior Secured Note Holders [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 2.675
Warrants and Rights Outstanding, Term (Year)	5 years
The 2025 Senior Secured Note Holders [Member] | Common Stock Warrants [Member]
Class of Warrant or Right, Issued During Period (in shares) | shares	7,009,346
Class of Warrant or Right, Issued During Period, Fair Value	$ 8,100,000
The 2025 Senior Secured Note Holders [Member] | Placement Agent [Member]
Class of Warrant or Right, Issued During Period (in shares) | shares	700,934
Class of Warrant or Right, Issued During Period, Fair Value	$ 800,000
The 2025 Senior Secured Note [Member]
Debt Instrument, Face Amount	15,000,000
Proceeds from Issuance of Debt	13,500,000
Debt Instrument, Unamortized Discount	$ 1,500,000
Debt Instrument, Unamortized Discount, Percent	10.00%
Debt Issuance Costs, Net	$ 1,500,000
Debt Instrument, Periodic Payment	1,764,706
Debt Instrument, Qualified Equity Financing, Periodic Payment	$ 882,353
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	93.00%
Debt Instrument, Convertible, Threshold Trading Days	5
Debt Instrument, Covenant, Liquidity Amount	$ 4,000,000
Debt Instrument, Default, Interest Rate	15.00%
Debt Instrument, Repurchase Price, Percent	105.00%
Long-Term Debt, Gross	$ 5,400,000								5,448,000	0
Change in Fair Value of Debt						100,000			12,000.000
Amortization of Debt Issuance Costs									2,300,000
Long-Term Debt, Fair Value						2,200,000			5,400,000
Gain (Loss) on Extinguishment of Debt						$ (6,100,000)
The 2025 Senior Secured Note [Member] | Maximum [Member]
Debt Instrument, Amount That Can Be Settled in Shares	$ 3,500,000
The 2023 Convertible Notes [Member]
Debt Instrument, Face Amount								$ 4,200,000				$ 4,200,000
Long-Term Debt, Gross									0	4,160,000
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Debt Instrument, Term (Year)								2 years
Debt Instrument, Amended Amount												$ 4,100,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share, Pre-stock Split												50.00%
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share												23.00%
Fair Value of Derivative Liabilities					$ 3,100,000
Repayments of Debt					100,000
Amortization of Debt Issuance Costs and Discounts							0
The 2023 Convertible Notes [Member] | Unsecured Debt Converted to Common Shares [Member]
Debt Conversion, Original Debt, Amount		$ 4,100,000			4,100,000
Debt Conversion, Original Debt Interest, Amount		$ 500,000			$ 500,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		5,029,463			5,000,000
The 2024 Convertible Note [Member]
Debt Instrument, Face Amount											$ 5,700,000			$ 5,700,000	$ 15,000,000
Long-Term Debt, Gross									0	$ 10,746,000
Debt Instrument, Interest Rate, Stated Percentage											6.00%				6.00%
Debt Instrument, Term (Year)											6 months
Debt Instrument, Amended Amount														$ 2,700,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share, Pre-stock Split											50.00%			50.00%		80.00%
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share											23.00%			23.00%		37.00%
Fair Value of Derivative Liabilities									$ 1,800,000		$ 1,800,000
The 2024 Convertible Note [Member] | Unsecured Debt Converted to Common Shares [Member]
Debt Conversion, Original Debt, Amount		$ 5,700,000			$ 5,700,000
Debt Conversion, Original Debt Interest, Amount		$ 300,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		6,496,363			6,500,000
Aggregated Convertible Note [Member]
Debt Instrument, Face Amount					$ 7,000,000								$ 7,000,000
Amortization of Debt Issuance Costs and Discounts							$ 200,000